January 31, 2017

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Causeway Capital Management Trust
Causeway	International Value Fund
Causeway	Global Value Fund
Causeway	Emerging Markets Fund
Causeway	International Opportunities Fund
Causeway	Global Absolute Return Fund
Causeway	International Small Cap Fund
File	Nos. 333-67552; 811-10467
Post-Effective	Amendment No. 40 Filing Pursuant to 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I hereby certify on behalf of the Causeway International Value Fund, the Causeway Global Value Fund, the Causeway Emerging Markets Fund, the Causeway International Opportunities Fund, the Causeway Global Absolute Return Fund and the Causeway International Small Cap Fund that the Prospectus and Statement of Additional Information dated January 26, 2017 that would have been filed pursuant to Rule 497(c) of the 1933 Act does not differ from that filed as part of Post-Effective Amendment No. 40 filed electronically on January 26, 2017.

Please do not hesitate to contact me at (310) 231-6117 should you have any questions.

Sincerely,

/s/ Turner Swan

Turner Swan

President, Causeway Capital Management Trust